UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23025

TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (17.2%)
21,948	Best Buy Co., Inc. (1)	$613,008
57,380	Ford Motor Co. (1)	685,117
18,500	GameStop Corp., Class A (1)	484,885
20,100	General Motors Co. (1)	595,764
16,900	Goodyear Tire & Rubber Co. (The) (1)	480,129
17,270	Las Vegas Sands Corp. (1)	778,877
28,500	Liberty Interactive Corp. QVC Group, Class A (1) (2)	742,710
22,000	Michael Kors Holdings, Ltd. (1) (2)	877,800
64,895	Staples, Inc. (1)	578,863
18,300	Tenneco, Inc. (1) (2)	699,243
11,230	Time Warner, Inc. (1)	791,041
15,910	Tribune Media Co., Class A (1)	524,235
17,200	Viacom, Inc., Class B (1)	785,008
29,400	Wolverine World Wide, Inc. (1)	497,154

	Total Consumer Discretionary	9,133,834

	Consumer Staples (1.9%)
3,200	Cal-Maine Foods, Inc.	161,504
39,580	Pilgrim’s Pride Corp. (1) (2)	877,884

	Total Consumer Staples	1,039,388

	Energy (9.1%)
5,300	Murphy Oil Corp.	103,933
22,600	National Oilwell Varco, Inc. (1)	735,404
23,000	Oceaneering International, Inc. (1)	778,550
61,500	Southwestern Energy Co. (1) (2)	546,735
15,400	Targa Resources Corp. (1)	346,038
8,312	Tesoro Corp. (1)	725,222
12,321	Valero Energy Corp. (1)	836,226
23,530	Western Refining, Inc. (1)	774,137

	Total Energy	4,846,245

	Financials (15.4%)
2,700	Assured Guaranty, Ltd.	64,206
20,540	CIT Group, Inc. (1)	602,849
4,531	Erie Indemnity Co., Class A (1)	435,475
1,300	Everest RE Group, Ltd.	232,622
25,729	FNF Group (1)	833,105
20,138	Hartford Financial Services Group, Inc. (The) (1)	809,145
3,376	Intercontinental Exchange, Inc. (1)	890,589
32,228	Leucadia National Corp. (1)	533,696
90,582	MGIC Investment Corp. (1) (2)	599,653
68,327	Navient Corp. (1)	653,206

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Financials (Continued)
46,500	Old Republic International Corp. (1)	$840,720
62,400	Radian Group, Inc. (1)	627,744
15,200	Voya Financial, Inc. (1)	464,816
22,000	Waddell & Reed Financial, Inc., Class A (1)	603,680

	Total Financials	8,191,506

	Health Care (16.2%)
2,800	Allergan PLC (1) (2)	796,404
19,310	Allscripts Healthcare Solutions, Inc. (1) (2)	266,092
22,900	Baxter International, Inc. (1)	838,140
1,300	Biogen, Inc. (1) (2)	354,978
23,502	Community Health Systems, Inc. (1) (2)	504,823
8,900	Gilead Sciences, Inc. (1)	738,700
7,300	Mallinckrodt PLC (1) (2)	424,057
17,800	Medivation, Inc. (1) (2)	582,060
16,000	Merck & Co., Inc. (1)	810,720
14,884	Mylan NV (1) (2)	784,238
20,387	Myriad Genetics, Inc. (1) (2)	794,481
5,061	Perrigo Co. PLC (1)	731,719
5,670	United Therapeutics Corp. (1) (2)	698,431
3,500	Valeant Pharmaceuticals International, Inc. (2)	315,770

	Total Health Care	8,640,613

	Industrials (14.5%)
20,900	Avis Budget Group, Inc. (2)	549,043
31,400	Colfax Corp. (1) (2)	695,196
54,000	Hertz Global Holdings, Inc. (1) (2)	490,320
6,817	Huntington Ingalls Industries, Inc. (1)	871,758
10,682	ManpowerGroup, Inc. (1)	815,571
18,548	Owens Corning (1)	856,732
16,370	Pentair PLC (1)	771,354
14,575	Spirit AeroSystems Holdings, Inc., Class A (1) (2)	617,980
32,900	Trinity Industries, Inc. (1)	704,718
15,200	United Continental Holdings, Inc. (1) (2)	733,856
12,300	United Rentals, Inc. (1) (2)	589,293

	Total Industrials	7,695,821

	Information Technology (16.3%)
22,900	ARRIS International PLC (1) (2)	583,263
82,030	Brocade Communications Systems, Inc. (1)	654,599
8,071	Computer Sciences Corp. (1)	258,837
30,000	eBay, Inc. (1) (2)	703,800
13,273	First Solar, Inc. (1) (2)	911,324

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2016

Number of Shares	Common Stock	Value
	Information Technology (Continued)
77,931	Flextronics International, Ltd. (1) (2)	$816,717
19,650	HP, Inc. (1)	190,802
13,890	IAC/InterActiveCorp (1)	721,447
6,000	International Business Machines Corp. (1)	748,740
5,600	Lexmark International, Inc., Class A (1)	157,976
21,119	Micron Technology, Inc. (1) (2)	232,943
90,700	ON Semiconductor Corp. (1) (2)	776,392
12,200	Oracle Corp. (1)	442,982
22,700	Rackspace Hosting, Inc. (2)	458,767
3,604	Sohu.com, Inc. (1) (2)	181,606
9,970	VeriSign, Inc. (1) (2)	753,732
4,633	Vishay Intertechnology, Inc. (1)	53,094

	Total Information Technology	8,647,021

	Materials (7.3%)
77,042	Freeport-McMoRan, Inc. (1)	354,393
9,200	Lyondell Basell Industries NV, Class A (1)	717,324
21,100	Mosaic Co. (The) (1)	508,510
38,641	Newmont Mining Corp. (1)	771,274
13,700	Reliance Steel & Aluminum Co. (1)	780,078
10,000	Westlake Chemical Corp. (1)	454,800
7,829	WestRock Co. (1)	276,207

	Total Materials	3,862,586

	Telecommunication Services (4.5%)
33,510	CenturyLink, Inc. (1)	851,824
31,326	Telephone & Data Systems, Inc. (1)	726,450
21,402	United States Cellular Corp. (1) (2)	805,571

	Total Telecommunication Services	2,383,845

	Utilities (1.6%)
54,533	Calpine Corp. (1) (2)	834,900

	Total Common Stock (Cost: $63,394,865) (104.0%)	55,275,759

	Total Investments (Cost: $63,394,865) (104.0%)	55,275,759

	Liabilities in Excess of Other Assets (-4.0%)	(2,110,109)

	Net Assets (100.0%)	$53,165,650

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
1	NASDAQ 100 Stock Index, Call, Strike Price $4,150, Expires 03/18/16	$(11,655)	$(19,125)
1	NASDAQ 100 Stock Index, Call, Strike Price $4,250, Expires 02/19/16	(8,975)	(8,937)
1	NASDAQ 100 Stock Index, Call, Strike Price $4,375, Expires 02/19/16	(8,675)	(3,750)
25	Russell 2000 Index, Call, Strike Price $990, Expires 02/19/16	(55,699)	(127,325)
62	Russell 2000 Index, Call, Strike Price $1,000, Expires 03/18/16	(188,734)	(329,344)
18	Russell 2000 Index, Call, Strike Price $1,010, Expires 02/19/16	(44,243)	(69,282)
15	Russell 2000 Index, Call, Strike Price $1,020, Expires 02/19/16	(35,669)	(45,000)
22	Russell 2000 Index, Call, Strike Price $1,020, Expires 03/18/16	(64,439)	(88,044)
40	Russell 2000 Index, Call, Strike Price $1,030, Expires 02/19/16	(83,918)	(101,640)
11	Russell 2000 Index, Call, Strike Price $1,030, Expires 03/18/16	(29,909)	(37,708)
33	Russell 2000 Index, Call, Strike Price $1,040, Expires 03/18/16	(88,043)	(95,337)
98	Russell 2000 Index, Call, Strike Price $1,050, Expires 03/18/16	(316,985)	(225,400)
11	Russell 2000 Index, Call, Strike Price $1,055, Expires 02/19/16	(24,614)	(13,673)
22	Russell 2000 Index, Call, Strike Price $1,065, Expires 02/19/16	(54,909)	(18,700)
29	Russell 2000 Index, Call, Strike Price $1,075, Expires 02/19/16	(68,681)	(16,211)
20	S&P 500 Index, Call, Strike Price $1,850, Expires 02/29/16	(83,959)	(185,800)
30	S&P 500 Index, Call, Strike Price $1,875, Expires 03/18/16	(133,139)	(267,750)
25	S&P 500 Index, Call, Strike Price $1,900, Expires 02/29/16	(102,449)	(148,000)
14	S&P 500 Index, Call, Strike Price $1,900, Expires 03/18/16	(67,069)	(95,928)
55	S&P 500 Index, Call, Strike Price $1,950, Expires 03/18/16	(261,938)	(225,500)

	Total Written Options	$(1,733,702)	$(2,122,454)

Notes to the Schedule of Investments:

(1)	All or portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

NASDAQ - National Association of Securities Dealers Automated Quotations.

S&P - Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	January 31, 2016

Percentage of
Industry	Net Assets
Consumer Discretionary	17.2%
Information Technology	16.3
Health Care	16.2
Financials	15.4
Industrials	14.5
Energy	9.1
Materials	7.3
Telecommunication Services	4.5
Consumer Staples	1.9
Utilities	1.6

Total	104.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Mutual Funds	Value
	Mutual Funds (100.1%)
6,220	SPDR S&P500 ETF Trust (1)	$1,205,871

	Total Mutual Funds (Cost: $1,299,548) (100.1%)	1,205,871

	Total Investments (Cost: $1,299,548) (100.1%)	1,205,871

	Liabilities in Excess of Other Assets (-0.1%)	(1,560)

	Net Assets (100.0%)	$1,204,311

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
1	S&P 500 Index, Call, Strike Price $ 1,875, Expires 02/29/16	$(3,795)	$(7,845)
2	S&P 500 Index, Call, Strike Price $ 1,890, Expires 03/18/16	(10,755)	(13,340)
2	S&P 500 Index, Call, Strike Price $ 1,925, Expires 02/19/16	(6,515)	(7,400)
2	S&P 500 Index, Call, Strike Price $ 1,950, Expires 03/18/16	(9,315)	(8,200)

	Total Written Options	$(30,380)	$(36,785)

(1)	All or portion of this security is segregated to cover for written options.

NASDAQ - National Association of Securities Dealers Automated Quotations.

S&P - Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	January 31, 2016

Percentage of
Industry	Net Assets
Mutual Funds	100.1%

Total	100.1%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (13.1%)
499	Best Buy Co., Inc.	$13,937
210	Dillard’s, Inc., Class A	14,786
1,079	Ford Motor Co.	12,883
447	Goodyear Tire & Rubber Co. (The)	12,699
355	Las Vegas Sands Corp.	16,011
363	Liberty Global PLC, Class A (1)	12,491
587	Liberty Interactive Corp. QVC Group, Class A (1)	15,297
363	Michael Kors Holdings, Ltd. (1)	14,484
399	Tribune Media Co., Class A	13,147
313	Viacom, Inc., Class B	14,285

	Total Consumer Discretionary	140,020

	Consumer Staples (1.5%)
736	Pilgrim’s Pride Corp. (1)	16,324

	Energy (9.4%)
459	FMC Technologies, Inc. (1)	11,544
400	Murphy Oil Corp.	7,844
412	National Oilwell Varco, Inc.	13,406
357	Oceaneering International, Inc.	12,084
999	QEP Resources, Inc.	12,807
136	Tesoro Corp.	11,866
346	Western Refining, Inc.	11,383
932	Whiting Petroleum Corp. (1)	6,850
341	World Fuel Services Corp.	13,282

	Total Energy	101,066

	Financials (15.6%)
591	Assured Guaranty, Ltd.	14,054
369	CIT Group, Inc.	10,830
43	Everest RE Group, Ltd.	7,694
339	Hartford Financial Services Group, Inc. (The)	13,621
50	Intercontinental Exchange, Inc.	13,190
194	Legg Mason, Inc.	5,940
870	Leucadia National Corp.	14,407
1,643	MGIC Investment Corp. (1)	10,877
1,318	Navient Corp.	12,600
828	Old Republic International Corp.	14,970
1,098	Radian Group, Inc.	11,046
168	Reinsurance Group of America, Inc.	14,151
382	Voya Financial, Inc.	11,682
418	Waddell & Reed Financial, Inc., Class A	11,470

	Total Financials	166,532

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2016

Number of Shares	Common Stock	Value
	Health Care (19.3%)
414	Baxter International, Inc.	$15,152
54	Biogen, Inc. (1)	14,745
534	Community Health Systems, Inc. (1)	11,470
146	Gilead Sciences, Inc.	12,118
759	Horizon Pharma PLC (1)	13,283
194	LifePoint Health, Inc. (1)	13,539
228	Mallinckrodt PLC (1)	13,245
371	Medivation, Inc. (1)	12,132
207	Medtronic PLC	15,715
291	Merck & Co., Inc.	14,745
257	Molina Healthcare, Inc. (1)	14,112
300	Mylan NV (1)	15,807
313	Myriad Genetics, Inc. (1)	12,198
105	Perrigo Co. PLC	15,181
102	United Therapeutics Corp. (1)	12,564

	Total Health Care	206,006

	Industrials (10.8%)
581	Colfax Corp. (1)	12,863
269	Eaton Corp. PLC	13,587
119	Huntington Ingalls Industries, Inc.	15,218
172	ManpowerGroup, Inc.	13,132
275	Pentair PLC	12,958
297	Spirit AeroSystems Holdings, Inc., Class A (1)	12,593
578	Trinity Industries, Inc.	12,381
277	United Continental Holdings, Inc. (1)	13,374
200	United Rentals, Inc. (1)	9,582

	Total Industrials	115,688

	Information Technology (16.5%)
132	Apple, Inc.	12,849
355	Aspen Technology, Inc. (1)	11,516
1,667	Brocade Communications Systems, Inc.	13,303
562	Cree, Inc. (1)	15,753
150	F5 Networks, Inc. (1)	14,067
272	First Solar, Inc. (1)	18,676
1,385	Flextronics International, Ltd. (1)	14,515
609	Jabil Circuit, Inc.	12,125
1,711	Marvell Technology Group, Ltd.	15,142
957	Micron Technology, Inc. (1)	10,556
532	Rackspace Hosting, Inc. (1)	10,752
432	Seagate Technology PLC	12,550

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Information Technology (Continued)
1,481	Xerox Corp.	$14,440

	Total Information Technology	176,244

	Materials (6.7%)
162	Lyondell Basell Industries NV, Class A	12,631
494	Mosaic Co. (The)	11,905
862	Newmont Mining Corp.	17,206
120	Reliance Steel & Aluminum Co.	6,833
261	Westlake Chemical Corp.	11,870
306	WestRock Co.	10,796

	Total Materials	71,241

	Telecommunication Services (2.6%)
577	CenturyLink, Inc.	14,667
551	Telephone & Data Systems, Inc.	12,778

	Total Telecommunication Services	27,445

	Utilities (2.8%)
1,063	Calpine Corp. (1)	16,275
1,250	NRG Energy, Inc.	13,300

	Total Utilities	29,575

	Total Common Stock (Cost: $1,232,680) (98.3%)	1,050,141

	Total Investments (Cost: $1,232,680) (98.3%)	1,050,141

	Excess of Other Assets over Liabilities (1.7%))	18,517

	Net Assets (100.0%)	$1,068,658

(1)	Non-incomeproducingsecurity.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	January 31, 2016

Percentage of
Industry	Net Assets
Health Care	19.3%
Information Technology	16.5
Financials	15.6
Consumer Discretionary	13.1
Industrials	10.8
Energy	9.4
Materials	6.7
Utilities	2.8
Telecommunication Services	2.6
Consumer Staples	1.5

Total	98.3%

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long / Short Fund
Schedule of Investments (Unaudited)	January 31, 2016

Number of Shares	Common Stock	Value
	Consumer Discretionary (8.2%)
966	D.R. Horton, Inc.	$26,575
1,868	H&R Block, Inc.	63,605

	Total Consumer Discretionary	90,180

	Consumer Staples (17.7%)
1,000	Altria Group, Inc.	61,110
1,309	Coca-Cola Co. (The)	56,182
549	Kraft Heinz Co. (The)	42,855
532	Wal-Mart Stores, Inc.	35,304

	Total Consumer Staples	195,451

	Energy (4.1%)
666	Occidental Petroleum Corp.	45,841

	Financials (28.7%)
649	Chubb Ltd.	73,382
2,919	Golub Capital BDC, Inc.	45,361
460	M&T Bank Corp.	50,683
2,865	TPG Specialty Lending, Inc.	45,869
1,348	U.S. Bancorp	54,001
958	Wells Fargo & Co.	48,120

	Total Financials	317,416

	Health Care (3.2%)
231	Amgen, Inc.	35,281

	Industrials (12.9%)
1,347	Healthcare Services Group, Inc.	47,643
1,065	Nielsen Holdings PLC	51,290
990	Republic Services, Inc.	43,263

	Total Industrials	142,196

	Real Estate Investment Trust (REIT) (7.2%)
1,411	Colony Capital, Inc., Class A	24,311
60	Equinix, Inc.	18,634
199	Simon Property Group, Inc.	37,070

	Total Real Estate Investment Trust (REIT)	80,015

	Telecommunication Services (5.6%)
1,235	Verizon Communications, Inc. (1)	61,713

	Utilities (5.5%)
215	NextEra Energy, Inc.	24,018

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long / Short Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2016

Number of Shares	Common Stock	Value
	Utilities (Continued)
1,065	PPL Corp.	$37,339

	Total Utilities	61,357

	Total Common Stock (Cost: $1,058,313) (93.1%)	1,029,450

Number of Contracts	Options	Value
	Purchased Options (1.7%)
5	Coach, Inc., Call, Strike Price $31, Expires 02/19/16	$2,950
16	Coach, Inc., Call, Strike Price $32, Expires 02/19/16	7,904
13	Colony Capital, Inc., Call, Strike Price $19, Expires 03/18/16	293
3	Copa Holdings, S.A., Call, Strike Price $50, Expires 02/19/16	408
7	MDC Holdings, Inc., Call, Strike Price $25, Expires 03/18/16	210
8	Patterson-UTI Energy, Inc., Call, Strike Price $15, Expires 02/19/16	520
8	Plains All American Pipeline, L.P., Call, Strike Price $20, Expires 02/19/16	1,720
5	SPDR S&P 500 ETF Trust, Put, Strike Price $190, Expires 03/18/16	2,160
3	Wynn Resorts, Ltd., Call, Strike Price $65 Expires 03/18/16	2,070

	Total Purchased Options (Cost: $17,569)	18,235

	Total Investments Before Investments Sold Short (Cost: $1,075,882) (94.8%)	1,047,685

Number of Shares	Securities Sold Short	Value
	Consumer Staples (-1.6%)
(140)	Clorox Co. (The)	$(18,067)
	Energy (-1.7%)
(237)	Exxon Mobil Corp.	(18,450)
	Industrials (-2.1%)
(254)	Delta Air Lines, Inc.	(11,250)
(120)	Rockwell Automation, Inc.	(11,468)

	Total Industrials	(22,718)

	Investment Companies (-4.3%)
(347)	Industrial Select Sector SPDR Fund	(17,347)
(980)	iShares MSCI Emerging Markets ETF	(29,968)

	Total Investment Companies	(47,315)

	Total Securities Sold Short (Cost: $(107,565)) (-9.7%)	(106,550)

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long / Short Fund
Schedule of Investments (Unaudited) (Continued)

Value
Total Investments Net of Securities Sold Short (Cost: $968,317) (85.1%)	$941,135

Excess of Other Assets over Liabilities (14.9%))	164,309

Net Assets (100.0%)	$1,105,444

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
3	Wynn Resorts, Ltd., Call, Strike Price $75 Expires 03/18/16	$(1,032)	$(885)

(1)	All or portion of this security is segregated to cover for written options.

Notes to the Schedule of Investments:

ETF           Exchange Traded Fund

SPDR         S&P Depositary Receipt

S&P           Standard and Poor’s

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long / Short Fund
Investments by Industry (Unaudited)	January 31, 2016

Industry	Percentage of Net Assets
Financials	28.7%
Consumer Staples	17.7
Industrials	12.9
Consumer Discretionary	8.2
Real Estate Investment Trust (REIT)	7.2
Telecommunication Services	5.6
Utilities	5.5
Energy	4.1
Health Care	3.2
Purchased Options	1.7

Total	94.8%

Securities Sold Short

Percentage of
Industry	Net Assets
Consumer Staples	(1.6%)
Energy	(1.7)
Industrials	(2.1)
Investment Companies	(4.3)

Total	(9.7%)

See accompanying notes to schedule of investments.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited)	January 31, 2016

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited) (Continued)	January 31, 2016

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FairValue Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Exchange listed option contracts traded on securities are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1.

The Funds categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of January 31, 2016.

The Funds did not have any transfers in and out of Level 1 of the fair value during the period ended January 31, 2016.

The Funds held no investments or other financial instruments at January 31, 2016, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

TCW Alternative Funds

Notes to Schedule of Investments (Unaudited) (Continued)

Note 1 — Significant Accounting Policies (Continued)

For the period ended January 31, 2016, the TCW | Gargoyle Hedged Value Fund, the TCW | Gargoyle Dynamic 500 Fund and the TCW High Dividend Equities Long/Short Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories.

	Equity Risk	Total
TCW | Gargoyle Hedged Value Fund
Liability Derivatives
Written Options	$(2,122,454)	$(2,122,454)

Total Value	$(2,122,454)	$(2,122,454)

Shares/Units(1)	533	533

(1)	Amount represents the number of contracts at end of period.

	Equity Risk	Total
TCW | Gargoyle Dynamic 500 Fund
Liability Derivatives
Written Options	$(36,785)	$(36,785)

Total Value	$(36,785)	$(36,785)

Shares/Units(1)	7	7

(1)	Amount represents the number of contracts at end of period.

	Equity Risk	Total
TCW High Dividend Equities Long/Short Fund
Liability Derivatives
Written Options	$(885)	$(885)

Total Value	$(885)	$(885)

Shares/Units(1)	3	3

(1)	Amount represents the number of contracts at end of period.

Options: The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. The Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. The Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. The Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited) (Continued)	January 31, 2016

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Note 2 — Federal Income Taxes

At January 31, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

			Net	Cost of
			Unrealized	Investments for
	Unrealized	Unrealized	Appreciation	Federal Income
	Appreciation	(Depreciation)	(Depreciation)	Tax Purposes
TCW | Gargoyle Hedged Value Fund	$4,310,339	$(12,429,445)	$(8,119,106)	$63,394,865
TCW | Gargoyle Dynamic 500 Fund	1,115	(94,792)	(93,677)	1,299,548
TCW | Gargoyle Systematic Value Fund	6,801	(189,340)	(182,539)	1,232,680
TCW High Dividend Equities Long/Short Fund	32,976	(61,173)	(28,197)	1,075,882

Note 3 — Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	3/18/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	3/18/2016

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer (principal financial officer)

Date	3/18/2016

*	Print the name and title of each signing officer under his or her signature.